AB Core Opportunities Fund, Inc.

Portfolio of Investments

August 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Information Technology – 22.4%
Communications Equipment – 3.3%
Arista Networks, Inc.(a)	9,429	$3,332,020
Motorola Solutions, Inc.	6,201	2,741,090

		6,073,110

Semiconductors & Semiconductor Equipment – 11.3%
Applied Materials, Inc.	6,100	1,203,286
Broadcom, Inc.	7,282	1,185,655
NVIDIA Corp.	61,358	7,324,305
QUALCOMM, Inc.	22,681	3,975,979
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	17,229	2,958,219
Texas Instruments, Inc.	17,900	3,836,686

		20,484,130

Software – 7.8%
AppLovin Corp. - Class A(a)	4,100	380,767
Cadence Design Systems, Inc.(a)	3,439	924,850
Manhattan Associates, Inc.(a)	4,971	1,314,482
Microsoft Corp.	25,352	10,575,333
Synopsys, Inc.(a)	1,653	858,866

		14,054,298

		40,611,538

Health Care – 16.6%
Biotechnology – 7.1%
Genmab A/S (Sponsored ADR)(a)	30,647	851,987
Regeneron Pharmaceuticals, Inc.(a)	3,245	3,844,319
United Therapeutics Corp.(a)	6,792	2,469,231
Vertex Pharmaceuticals, Inc.(a)	11,437	5,671,494

		12,837,031

Health Care Equipment & Supplies – 2.8%
GE HealthCare Technologies, Inc.	29,820	2,529,332
IDEXX Laboratories, Inc.(a)	2,221	1,069,034
Intuitive Surgical, Inc.(a)	3,001	1,478,383

		5,076,749

Health Care Providers & Services – 5.3%
Cencora, Inc.	12,079	2,893,766
Elevance Health, Inc.	4,063	2,262,644
UnitedHealth Group, Inc.	7,764	4,582,313

		9,738,723

Pharmaceuticals – 1.4%
Eli Lilly & Co.	1,541	1,479,391
Merck & Co., Inc.	8,520	1,009,194

		2,488,585

		30,141,088

Company	Shares	U.S. $ Value

Financials – 13.3%
Banks – 3.9%
Citigroup, Inc.	36,930	$2,313,295
JPMorgan Chase & Co.	21,078	4,738,335

		7,051,630

Capital Markets – 0.3%
Cboe Global Markets, Inc.	2,230	458,042

Financial Services – 7.8%
Berkshire Hathaway, Inc. - Class B(a)	10,075	4,794,894
Fiserv, Inc.(a)	26,167	4,568,758
Visa, Inc. - Class A	17,549	4,850,017

		14,213,669

Insurance – 1.3%
Axis Capital Holdings Ltd.	30,223	2,414,213

		24,137,554

Communication Services – 12.0%
Diversified Telecommunication Services – 0.8%
Comcast Corp. - Class A	36,162	1,430,930

Entertainment – 3.7%
Electronic Arts, Inc.	23,940	3,634,571
Netflix, Inc.(a)	4,264	2,990,556

		6,625,127

Interactive Media & Services – 7.5%
Alphabet, Inc. - Class C	35,961	5,937,521
Meta Platforms, Inc. - Class A	14,735	7,681,503

		13,619,024

		21,675,081

Industrials – 11.5%
Aerospace & Defense – 1.5%
RTX Corp.	21,340	2,632,076

Building Products – 2.0%
Builders FirstSource, Inc.(a)	6,064	1,055,136
Otis Worldwide Corp.	27,860	2,638,063

		3,693,199

Commercial Services & Supplies – 2.8%
Copart, Inc.(a)	42,441	2,247,675
Veralto Corp.	25,660	2,884,954

		5,132,629

Electrical Equipment – 2.2%
Emerson Electric Co.	21,639	2,280,534
nVent Electric PLC	26,441	1,796,931

		4,077,465

Ground Transportation – 0.2%
Saia, Inc.(a)	730	274,356

Company	Shares	U.S. $ Value

Machinery – 1.5%
Oshkosh Corp.	13,693	$1,477,612
PACCAR, Inc.	12,545	1,206,578

		2,684,190

Trading Companies & Distributors – 1.3%
Ferguson Enterprises, Inc.	11,055	2,274,124

		20,768,039

Consumer Discretionary – 10.3%
Broadline Retail – 5.0%
Amazon.com, Inc.(a)	50,300	8,978,550

Household Durables – 1.1%
DR Horton, Inc.	10,641	2,008,595

Specialty Retail – 3.4%
Home Depot, Inc. (The)	8,860	3,264,910
Ross Stores, Inc.	19,386	2,919,726

		6,184,636

Textiles, Apparel & Luxury Goods – 0.8%
Lululemon Athletica, Inc.(a)	5,945	1,542,549

		18,714,330

Consumer Staples – 8.6%
Beverages – 2.7%
Celsius Holdings, Inc.(a)	22,160	842,744
Monster Beverage Corp.(a)	86,407	4,072,362

		4,915,106

Consumer Staples Distribution & Retail – 3.4%
Casey’s General Stores, Inc.	5,630	2,039,805
Walmart, Inc.	52,150	4,027,545

		6,067,350

Tobacco – 2.5%
Philip Morris International, Inc.	36,810	4,538,305

		15,520,761

Energy – 3.0%
Oil, Gas & Consumable Fuels – 3.0%
EOG Resources, Inc.	23,611	3,041,569
Phillips 66	17,511	2,456,969

		5,498,538

Materials – 1.1%
Chemicals – 1.1%
Sherwin-Williams Co. (The)	5,660	2,090,634

Total Common Stocks (cost $122,480,703)		179,157,563

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(b) (c) (d) (cost $2,321,332)	2,321,332	$2,321,332

Total Investments – 100.1% (cost $124,802,035)(e)		181,478,895
Other assets less liabilities – (0.1)%		(173,544)

Net Assets – 100.0%		$181,305,351

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,653,956 and gross unrealized depreciation of investments was $(1,977,096), resulting in net unrealized appreciation of $56,676,860.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Core Opportunities Fund, Inc.

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$179,157,563	$—	$—	$179,157,563
Short-Term Investments	2,321,332	—	—	2,321,332

Total Investments in Securities	181,478,895	—	—	181,478,895
Other Financial Instruments(b)	—	—	—	—

Total	$181,478,895	$—	$—	$181,478,895

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,282	$36,317	$41,278	$2,321	$164